UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: June 30, 2012
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Sequent Asset Management, LLC
Address:  952 Echo Lane, Suite 115
          Houston, TX 77024


13F File Number:  028-14075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   S. Scott Gaille
Title:  Member, CCO and General Counsel
Phone:  713-467-0008

Signature, Place and Date of Signing:

      S. Scott Gaille, Houston, Texas,  July 31, 2012



Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             54

Form 13F Information Table Value Total(X1000):   93312


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                        FORM 13F INFORMATION TABLE
                                                         Value   Shares/ Sh/ Put/ Invstmt Other   Voting Authority
Name of Issuer              Title of Class    CUSIP     (x$1000) Prn Amt Prn Call Dscretn Managers Sole Shared None
---------                    -------------- --------    -------  -------  --- ---- ------- -------------------------
Abbott Laboratories            COM        002824100       2186     33906   SH     SOLE             33906
Apple Inc                      COM        037833100        428       733   SH     SOLE               733
AT&T Inc                       COM        00206r102       1401     39299   SH     SOLE             39299
Automatic Data Processing Inc  COM        053015103       1146     20586   SH     SOLE             20586
Bristol-Myers Squibb Co        COM        110122108        807     22439   SH     SOLE             22439
Campbell Soup Co               COM        134429109       1356     40621   SH     SOLE             40621
Caterpillar Inc                COM        149123101        716      8436   SH     SOLE              8436
Chevron Corp                   COM        166764100        211      2000   SH     SOLE              2000
Cisco Systems Inc              COM        17275r102       1022     59494   SH     SOLE             59494
Collateral Delv To Wells Fargo COM                           0   1330873   SH     SOLE           1330873
Du Pont E I de Nemours & Co    COM        263534109        621     12275   SH     SOLE             12275
Exxon Mobil Corp               COM        30231g102       2331     27242   SH     SOLE             27242
Google Inc Cl A                COM        38259p508       1262      2176   SH     SOLE              2176
Helix Biomedix Inc             COM        423287309         78    193848   SH     SOLE            193848
International Business Machine COM        459200101       1676      8567   SH     SOLE              8567
JPMorgan Chase & Co            COM        46625h100       1066     29837   SH     SOLE             29837
Kirby Corp                     COM        497266106        471     10000   SH     SOLE             10000
Lockheed Martin Corp           COM        539830109       1165     13373   SH     SOLE             13373
Lowes Cos Inc                  COM        548661107        878     30866   SH     SOLE             30866
Raytheon Co                    COM        755111507       1023     18076   SH     SOLE             18076
Schlumberger Ltd               COM        806857108      28665    441609   SH     SOLE            441609
Southern Co                    COM        842587107       1055     22781   SH     SOLE             22781
Southwest Airlines Co          COM        844741108        847     91850   SH     SOLE             91850
Southwestern Energy Co         COM        845467109        963     30165   SH     SOLE             30165
Stericycle Inc                 COM        858912108        981     10701   SH     SOLE             10701
Sysco Corp                     COM        871829107        667     22362   SH     SOLE             22362
Transocean Ltd Reg             COM        h8817h100        230      5152   SH     SOLE              5152
Wal-Mart Stores Inc            COM        931142103       1381     19813   SH     SOLE             19813
Wells Fargo & Co               COM        949746101       1860     55627   SH     SOLE             55627
Zhongpin Inc                   COM        98952k107        466     50601   SH     SOLE             50601
Lan Airlines SA Sp ADR                    501723100        952     36493   SH     SOLE             36493
iShares Tr MSCI Growth Index              464288885        189      3527   SH     SOLE              3527
iShares Tr Russell 1000 Growth            464287614        236      3726   SH     SOLE              3726
iShares Tr Russell 2000 Growth            464287648         25       270   SH     SOLE               270
iShares Tr Russell Mid Cap Gro            464287481         57       960   SH     SOLE               960
iShares Tr S&P 100 Index Fund             464287101       5546     88774   SH     SOLE             88774
Select Sector SPDR Tr SBI Cons            81369y407        471     10765   SH     SOLE             10765
Select Sector SPDR Tr SBI Fina            81369y605       1217     83145   SH     SOLE             83145
Select Sector SPDR Tr SBI Mate            81369y100        931     26387   SH     SOLE             26387
Select Sector SPDR Tr SBI Tech            81369y803         74      2575   SH     SOLE              2575
Select Sector SPDR Tr SBI Util            81369y886       2681     72477   SH     SOLE             72477
Cohen & Steers Realty Income C            191912401        345     25254   SH     SOLE             25254
DFA Inv Dimensions Group Inc E            233203785        298     12064   SH     SOLE             12064
DFA Inv Dimensions Group Inc I            233203736       1038     74601   SH     SOLE             74601
DFA Inv Dimensions Group Inc U            233203819       1426     57084   SH     SOLE             57084
Fidelity Advisor New Insights             316071604       2488    112635   SH     SOLE            112635
Fidelity Spartan 500 Index Fun            315911701       8411    173311   SH     SOLE            173311
Fidelity Spartan 500 Index Fun            315911206       2270     46793   SH     SOLE             46793
Harbor Fund Cap Apprec Inst               411511504       2739     66925   SH     SOLE             66925
Natixis Funds Tr IV Nelson Sma            63872r723       1046     55352   SH     SOLE             55352
Vanguard Index Funds Growth In            922908868        201      5736   SH     SOLE              5736
Enterprise Products Partners L            293792107        701     13677   SH     SOLE             13677
Kinder Morgan Energy Partners             494550106        922     11739   SH     SOLE             11739
Rayonier Inc                              754907103       2092     46589   SH     SOLE             46589